Commitments and Contingencies (Details Narrative) (10 K) - KRW (₩) ₩ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Due from related parties			₩ 164,000
Shinwoo E&D Co., Ltd [Member]
Due from related parties	₩ 84,095		₩ 84,095